                      SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                                 SMALL CAP FUND
                          EMERGING MARKETS EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 19, 1997
                   TO THE PROSPECTUS DATED SEPTEMBER 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Sanford C. Bernstein and Co., Inc. ("Bernstein"), as a money manager to the Trust's Large Cap Fund (the "Fund"), effective December 15, 1997. Bernstein was approved as a money manager at the Quarterly Meeting of the Board of Trustees held on December 1-2, 1997, and its appointment does not require Shareholder approval. At the same Meeting, the Trustees determined to terminate Pacific Alliance Capital Management ("Pacific Alliance"), one of the Fund's current money managers, effective on February 2, 1998. This procedure for adding or replacing money managers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In determining to terminate Pacific Alliance, the Trustees reviewed information provided by SEI Investments Management Corporation ("SIMC") relating to Pacific Alliance's investment performance and its dividend yield-driven investment philosophy.

In evaluating Bernstein, the Trustees received written and oral information from both SIMC and Bernstein. SIMC recommended the selection of Bernstein and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Bernstein and considered information about portfolio managers, investment philosophy, strategies in process, as well as their performance track record, among other factors. In appointing Bernstein, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Bernstein; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Bernstein's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant, including Bernstein's strong research department. The Trustees also reviewed the fees to be paid to Bernstein, including any benefits to be received by Bernstein or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Bernstein relating to the Fund, Bernstein makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Bernstein is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other money managers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until December 1999 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the termination of Pacific Alliance and the appointment of Bernstein as a money manager to the Fund, the "Money Managers" Section on page 15 of the Prospectus is amended by inserting the following disclosure in place of the description of Pacific Alliance:

SANFORD C. BERNSTEIN & CO., INC.

Sanford C. Bernstein & Co., Inc. ("Bernstein"), acts as a money manager for a portion of the assets of the Large Cap Fund. Bernstein, a New York corporation formed in 1969, is a registered investment adviser that managed approximately $69 billion in assets as of September 30, 1997. Bernstein is controlled by the members of its Board of Directors. Bernstein's principal business address is 767 Fifth Avenue, New York, New York 10153.

Lewis A. Sanders and Marilyn Goldstein Fedak are primarily responsible for the day-to-day management and investment decisions with respect to the assets of the Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and Director of Bernstein. Ms. Fedak, Chief Investment Officer -- Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

The Adviser will pay Bernstein a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Bernstein.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Bernstein. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Bernstein, is 767 Fifth Avenue, New York, New York 10153.

NAME                       TITLE
-------------------------  -----------------------------------------------------
Lewis A. Sanders           Chairman, CEO, Director
Andrew S. Adelson          Senior Vice President, CIO, Director
Zalman C. Bernstein        Chairman of the Executive Committee, Director
Kevin R. Brine             Senior Vice President, Director
Charles C. Cahn, Jr.       Senior Vice President, Director
Marilyn G. Fedak           CIO, Director
Michael L. Goldstein       Director
Roger Hertog               President, COO, Director
Frances H. Trainer, Jr.    Senior Vice President, CIO, Director
Neal Kuttner               CFO, Treasurer
Jean M. Reid               Secretary, General Counsel, Vice President

          ------------------------------------------------------------

At the same Meeting, the Trustees appointed Polynous Capital Management, Inc. ("Polynous"), as a money manager to the Trust's Small Cap Fund (the "Fund"), effective December 15, 1997. Polynous' appointment does not require Shareholder approval. In connection with the appointment of Polynous, the Trustees determined to reduce the percentage of the assets of the Fund allocated to 1838 Investment Advisers, L.P. ("1838"), and Wall Street Associates ("Wall Street"), two of the Fund's current money managers, to 0% for the foreseeable future. Shareholders will be notified if the Trustees determine to terminate 1838 and/or Wall Street.

In evaluating Polynous, the Trustees received written and oral information from both SIMC and Polynous. SIMC recommended the selection of Polynous and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Polynous and considered information about portfolio managers, investment philosophy, strategies and process, as well as their performance track record, among other factors. In appointing Polynous, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Polynous; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Polynous's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant, including Polynous' capacity to manage additional assets. The Trustees also reviewed the fees to be paid to Polynous, including any benefits to be received by Polynous or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Polynous relating to the Fund, Polynous makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Polynous is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other money managers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical to the other Agreements. The Sub-Advisory Agreement will remain in effect until December 1999 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Polynous as a money manager to the Fund, "The Money Managers" Section on page 15 of the Prospectus is amended by inserting the following disclosure:

POLYNOUS CAPITAL MANAGEMENT, INC.

Polynous Capital Management, Inc. ("Polynous"), acts as a money manager for a portion of the assets of the Small Cap Fund. Polynous, a California corporation formed in 1995, is a registered investment adviser that managed approximately $69 million in assets as of September 30, 1997. Polynous is controlled by Kevin
L. Wenck, founder and Principal Executive Officer of Polynous. Polynous's principal business address is 88 Kearny Street, Suite 1300, San Francisco, California 94108. Mr. Wenck is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Fund. Prior to forming Polynous, Mr. Wenck was a Portfolio Manager at GT Capital Management.

The Adviser will pay Polynous a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Polynous.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Polynous. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Polynous, is 88 Kearny Street, Suite 1300, San Francisco, California 94108.

NAME                TITLE
------------------  --------------------------------------------
Kevin L. Wenck      President, CEO, Secretary and Director
Nancy J. Wenck      Director
Mark Ryan           Director

          ------------------------------------------------------------

At the same Meeting, the Trustees appointed Credit Suisse Asset Management Limited ("Credit Suisse") as a money manager to the Trust's Emerging Markets Equity Fund (the "Fund"), effective December 15, 1997. Credit Suisse's appointment does not require Shareholder approval.

In evaluating Credit Suisse, the Trustees received written and oral information from both SIMC and Credit Suisse. SIMC recommended the selection of Credit Suisse and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Credit Suisse and considered information about portfolio managers, investment philosophy, strategies and process, as well as their performance track record, among other factors. In appointing Credit Suisse, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Credit Suisse; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Credit Suisse's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant, including Credit Suisse's strong presence in the emerging European markets. The Trustees also reviewed the fees to be paid to Credit Suisse, including any benefits to be received by Credit Suisse or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Credit Suisse relating to the Fund, Credit Suisse makes investment decisions for the assets of the Fund allocated to it by SIMC, continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Credit Suisse is independent of SIMC and discharges its responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other money managers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 1999 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Credit Suisse as money manager to the Fund, "The Money Managers" Section on page 11 of the Prospectus is amended by inserting the following disclosure:

CREDIT SUISSE ASSET MANAGEMENT LIMITED

Credit Suisse Asset Management Limited ("Credit Suisse") acts as a money manager for a portion of the assets of the Emerging Markets Equity Fund. Credit Suisse, a UK limited liability company formed in 1982, is a registered investment adviser that managed approximately $36 billion as of September 30, 1997. Credit Suisse is a wholly-owned subsidiary of the Credit Suisse Group, a financial services conglomerate headquartered in Zurich, Switzerland. Credit Suisse's principal business address is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ.

Glenn Wellman, a Managing Director of Credit Suisse, and Isabel Knight, an Associate Director of Credit Suisse, are primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Fund. Prior to joining Credit Suisse in 1993, Mr. Wellman was a Director and Senior Vice President at Alliance Capital Limited. Before joining Credit Suisse in 1997, Ms. Knight was Senior Fund Manager at Foreign and Colonial from 1995 to 1997. From 1992 to 1995, Ms. Knight was a Portfolio Manager for Morgan Stanley Asset Management.

The Adviser will pay Credit Suisse a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Credit Suisse.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Credit Suisse. The principal business address of the principal executive officer and each of the directors as it relates to their positions at Credit Suisse, is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ.

NAME                          TITLE
----------------------------  ---------------------------
Robert J. Parker              Chief Executive Officer
Heinz Hoffmann                Managing Director
Beatrice H.M. Hollond         Managing Director
Patricia J. Maxwell-Arnot     Managing Director
William C. Mott               Managing Director
William W. Priest, Jr.        Managing Director
Dillip K. Rasgotra            Managing Director
William P. Sterling           Managing Director
Stephen M. Swift              Managing Director
Timothy T. Taussig            Managing Director
Heinrich H. Wegmann           Managing Director
Glenn Wellman                 Managing Director
Robert W. Jenkins             Chief Operating Officer
David M. Collins              Compliance Officer
Stephen J. Maynard            Finance Director
William A. K. Edmonds         Secretary

          ------------------------------------------------------------

The description of Nicholas-Applegate on page 14 of the "Money Managers" section of the Prospectus is hereby replaced with the following language:

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Money Manager for a portion of the assets of the Small Cap Fund. Nicholas-Applegate has operated as an investment adviser which provides investment services to numerous clients, including employee benefit plans, public retirement systems and unions, university endowments, foundations, investment companies, other institutional investors and individuals. As of June 30, 1997, Nicholas-Applegate had discretionary management authority with respect to approximately $30.3 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner, Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by a corporation controlled by Arthur E. Nicholas.

Nicholas-Applegate manages its portion of the Small Cap Fund's assets through its systematic-driven management team under the general supervision of Mr. Nicholas, founder and Chief Investment Officer of the firm. The U.S. Systematic team is responsible for the day-to-day management of the Fund's assets. The lead U.S. Systematic portfolio manager is John Kane, and he is assisted by five other portfolio manager/ analysts for the Fund's U.S. Systematic assets. Mr. Kane has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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